Depreciation	12 Months Ended
Dec. 31, 2019
Disclosure Of Depreciation [Abstract]
Disclosure of depreciation and amortisation expense [text block]

Note 10     Depreciation

Amounts in US$ ‘000	2019	2018	2017
Oil and gas properties	83,276	72,130	57,725
Production facilities and machinery	16,708	17,958	14,558
Furniture, equipment and vehicles	2,096	1,579	1,948
Buildings and improvements	804	996	844
Depreciation of property, plant and equipment (a)	102,884	92,663	75,075

Related to:
Productive assets	99,984	90,088	72,283
Administrative assets	2,900	2,575	2,792
Depreciation total (a)	102,884	92,663	75,075
(a)	Depreciation without considering capitalized costs for oil stock included in Inventories nor depreciation of right-of-use assets.